Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0001828588
Registrant Name	Hanover Bancorp, Inc. /MD
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES